Jun. 25, 2018
KraneShares CCBS China Corporate High Yield Bond USD Index ETF
KraneShares CCBS China Corporate High Yield Bond USD Index ETF (the “Fund”)

KRANESHARES TRUST

KraneShares CCBS China Corporate High Yield Bond USD Index ETF (the “Fund”)

Supplement dated June 25, 2018 to the currently effective Summary Prospectus and

Statutory Prospectus, as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus (each, a “Prospectus” and together, the “Prospectuses”) listed above and should be read in conjunction with the Prospectuses.

Â

1.	In the Fund Summary section of the Prospectuses, the second paragraph under the “Principal Investment Strategies of the Fund” heading is deleted in its entirety and replaced with the following:

Securities included in the Underlying Index are available for investment through the U.S. dollar-denominated bond market and may be primarily traded in different markets around the world, including Asia and the United States. The securities eligible for inclusion in the Underlying Index include fixed interest rate securities, fixed-to-float and fixed-to-variable securities with one year or more until their conversion, pay-in-kind securities, and step-up-coupon securities. The Underlying Index is weighted according to the market value of the outstanding debt qualified for inclusion in the Underlying Index, except that it limits, as of each rebalance: (1) issuers engaged in the same economic sector from representing more than 40% of the Underlying Index; and (2) after applying the sector limit, the weight of any single issuer’s securities from exceeding 5% of the Underlying Index.

2.	In the Statutory Prospectus, the second paragraph under the “Additional Information About the Funds - KraneShares CCBS China Corporate High Yield Bond USD Index ETF - Underlying Index” heading is deleted in its entirety and replaced with the following:

Securities included in the Underlying Index are available for investment through the U.S. dollar bond market and may be primarily traded in different markets around the world, including Asia and the United States. The securities eligible for inclusion in the Underlying Index include fixed interest rate securities, fixed-to-float and fixed-to-variable securities with one year or more until their conversion, pay-in-kind securities, and step-up-coupon securities. The Underlying Index is weighted according to the market value of the outstanding debt qualified for inclusion in the Underlying Index, except that it limits, as of each rebalance: (1) issuers engaged in the same economic sector from representing more than 40% of the Underlying Index; and (2) after applying the sector limit, the weight of any single issuer’s securities from exceeding 5% of the Underlying Index. The FactSet Revere Business Industry Classification system is used to determine the economic sector in which an issuer is engaged. If the weight of any sector exceeds 40% or any component exceeds 5%, the excess weight will be proportionally distributed among the remaining sectors or components, respectively, of the Underlying Index at each rebalance. At each rebalancing, coupon and other cash payments will be reinvested in the Underlying Index.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.